COMMITMENTS AND CONTINGENCIES (Details Textuals) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitment and Contingencies [Abstract]
Extended lease agreement term	3 years
Capital lease obligation		$ 1,241